Expense Example - Custom Global Equity Allocation Fund	Aug. 31, 2025 USD ($)
Class M Shares (GEAMX) | Class M
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 22
Expense Example, with Redemption, 3 Years	71
Class P Shares (GEAPX) | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	48
Expense Example, with Redemption, 3 Years	$ 151